Derivatives - Outstanding Derivative Instruments (Details) - Level 3 - USD ($) $ in Millions	Sep. 30, 2023	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	$ 0	$ 0
Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	0	10
Derivative Liabilities	$ 8	$ 1